STI CLASSIC FUNDS


                     Supplement dated April 22, 2003 to the
               Equity Funds - Flex and Investor Shares Prospectus,
              Bond Funds - Flex and Investor Shares Prospectus and
            Money Market Funds - Flex and Investor Shares Prospectus
               dated October 1, 2002, and any supplements thereto


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


    If you exchange Flex Shares of any STI Classic Fund for Flex Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. In addition, if you exchange Flex Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for Flex Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 STI-SU-027-0100

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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004




April 22, 2003


VIA EDGAR
---------

US Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:      STI Classic Funds (File Nos. 33-045671 and 811-06557)
         FILING PURSUANT TO RULE 497(E)
         --------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, STI Classic Funds (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933 (the "Securities Act"), a supplement dated April 22, 2003 to the Equity Funds - Flex and Investor Shares Prospectus, Bond Funds - Flex and Investor Shares Prospectus and Money Market Funds - Flex and Investor Shares Prospectus dated October 1, 2002.

If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 739-5808 or Magda El Guindi-Rosnebaum at (202) 739-5778.

Sincerely,

/s/ SARAH T. SWAIN
----------------------

Sarah T. Swain
Investment Management Analyst